Customer Deposits - Narrative (Details) - Sep. 30, 2023	GBP (£)	USD ($)
Deposits [Abstract]
Deposits, FSCS Insured Amount	£ 85,000	$ 103,700
Deposits over the insured amount		$ 1,000,000